Impairment Loss on Long-Lived Assets and Goodwill Recorded in each Segment Asset (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment USD ($)	Mar. 31, 2012 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2011 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2010 Construction Mining and Utility Equipment Segment JPY (¥)	Mar. 31, 2012 Industrial Machinery and Others Segment USD ($)	Mar. 31, 2012 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others Segment JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others Segment JPY (¥)
Segment Reporting Information [Line Items]
Impairment loss on long-lived assets	$ 37,878	¥ 3,106,000	¥ 5,142,000	¥ 3,332,000	$ 28,415	¥ 2,330,000	¥ 4,969,000	¥ 3,063,000	$ 9,463	¥ 776,000	¥ 173,000	¥ 269,000